10-K Selling, general and administrative expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Selling, General and Administrative Expense [Abstract]
Salaries and benefits	$ 63,740	$ 59,423	$ 230,911	$ 227,817		$ 206,640
Rent and occupancy	14,559	14,214	59,314	54,105		48,977
Sales and marketing	11,392	11,130	45,692	47,075		41,916
Office supplies and services	11,841	10,881	45,746	44,046		45,775
Share-based compensation	9,664	4,624	35,736	25,696		20,010	[1]
Professional fees	6,501	5,399	23,538	24,212		38,607
Insurance and compliance	2,395	2,414	9,528	9,066		10,466
Travel	1,981	1,846	7,609	6,580		5,719
Research and development	296	335	805	1,421		1,526
Other operating expense	501	552	5,299	4,212		13,151
Total selling, general and administrative expense	$ 122,870	$ 110,818	464,178	444,230	[2]	432,787	[2]
Cost of advertising expense			$ 20,700	$ 18,400		$ 12,000

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.